LEASE LIABILITIES	12 Months Ended
Dec. 31, 2025
Lease Liabilities
LEASE LIABILITIES

16.	LEASE LIABILITIES

The lease liabilities are presented below:

		Consolidated
	12/31/2025	12/31/2024
Leases	2,469,723	2,122,768
Adjusted present value - Leases	(1,375,984)	(1,282,463)
	1,093,739	840,305
Classified:
Current	238,702	206,323
Non-current	855,037	633,982
	1,093,739	840,305

The Company has port terminal lease contracts in Itaguaí: the Solid Bulk Terminal (Tecar), used for loading and unloading iron ore and other materials, and the Container Terminal (Tecon), with remaining terms of 22 and 25 years, respectively. It also has a lease contract for railway operations using the Northeast network with a remaining term of 2 years, and a land lease contract in Taubaté, São Paulo, for the expansion of operations in the Steel segment with a remaining term of 17 years.

Additionally, the Company has leasing contracts for operational equipment, mainly used in mining, cement, and steel operations, and properties used as operational facilities and administrative and sales offices in various locations where the Company operates, with remaining terms of 1 to 19 years.

The present value of future obligations was measured using the implicit rate observed in the contracts, and for contracts that did not have a rate, the Company applied the incremental rate of loans, both in nominal terms.

The average rates used in measuring new lease liabilities in the consolidated is demonstrated in the table below:

12/31/2025
Contract term (in years)	Incremental Rate (p.a.)
1	16.04%
2	15.56%
3	15.09%
5	11.14%

The reconciliation of lease liabilities is shown in the table below:

			Consolidated
	Ref.	12/31/2025	12/31/2024
Opening balance		840,305	733,761
New leases		72,305	14,117
Contract review		244,543	285,533
Write-off		(12,050)	(915)
Payments		(371,467)	(308,201)
Interest appropriated		115,529	99,998
Acquisition of stakes in subsidiaries	3	209,178
Exchange variation		(4,604)	16,012
Net balance		1,093,739	840,305

The estimated future minimum payments for the lease agreements include determinable variable payments, which are certain to occur, based on minimum performance and contractually fixed rates.

As of December 31, 2025, the expected payments are the following:

				Consolidated
	Less than one year	Between one and five years	Over five years	Total
Leases	267,053	801,602	1,401,068	2,469,723
Adjusted present value - Leases	(28,351)	(351,210)	(996,423)	(1,375,984)
	238,702	450,392	404,645	1,093,739

•	Recoverable PIS/COFINS

Lease liabilities were measured at the amount of consideration with suppliers, that is, without considering the tax credits incurred after payment. The potential right of PIS and COFINS embedded in the lease liability is shown below.

		Consolidated
	12/31/2025	12/31/2024
Leases	2,376,597	2,040,811
Adjusted present value - Leases	(1,371,252)	(1,279,742)
Potencial PIS and COFINS credit	219,835	188,775
Adjusted present value – Potential PIS and COFINS credit	(126,841)	(118,376)

•	Lease payments not recognized as a liability:

The Company chose not to recognize lease liabilities in contracts with a term of less than 12 months and for low value assets. Payments made for these contracts are recognized as expenses when incurred.

The Company has contracts for the right to use ports (Tecar and Tecon) and railways (FTL), which, even if they establish minimum performance, it is not possible to determine its cash flow since these payments are fully variable and will only be known when they occur. In such cases, payments will be recognized as expenses when incurred.

The expenses related to payments not included in the measurement of the lease liability during the year are:

			Consolidated
	12/31/2025	12/31/2024	12/31/2023
Contract less than 12 months		880	3,746
Lower Assets value	13,161	11,455	14,986
Variable lease payments	355,769	355,359	411,996
	368,930	367,694	430,728

Accounting Policy

When entering into an agreement, the Company assesses whether the agreement is, or contains, a lease. The lease is characterized by rental or transmission of right of use for a determined time in exchange for monthly payments. The leased asset must be clearly specified.

The Company determines in the initial recognition the lease term or non-cancellable term, which will be used in the measurement of the right of use and the lease liability. The lease term will be reassessed by the Company when a significant event or significant change in circumstances occurs that is in the control of the lessee and affects the non-cancellable term. The Company adopts an exemption from recognition, as provided for in the standard, for the lesser of contracts with terms of less than 12 (twelve) months, or whose underlying asset object of the contract is of low value.

On the commencement date, the Company recognizes the right-of-use asset and the lease liability at present value. The right-of-use asset must be measured at cost. The cost includes the lease liability, initial costs, prepayments, estimated costs to dismantle, remove, or restore. The lease liability is measured at the start date by the Company at the present value of lease payments made on that date. Payments are discounted at the interest rate implicit in the lease, or if the rate cannot be determined, an incremental rate will be used on the Company's loan.

For contracts that the Company determines the business rate, it is understood that this rate is the rate implied in nominal terms and to which it is applied in discounting the flow of future payments. For contracts without a fixed interest rate, the Company applied the incremental borrowing rate obtained through consultations with the banks with which it has a relationship, adjusted for the forecast inflation for the next few years.

For the subsequent measurement, the cost method for the right-of-use asset is used and the requirements of IAS 16 – Property, plant and equipment are applied in depreciation. However, for the purpose of depreciation, the Company determines the use of the straight-line method based on the remaining useful life of the assets or for the term of the contract, whichever is shorter.

The effects of PIS and COFINS to recovered generated after the effective payment of the obligations will be recorded as a reduction of the depreciation expenses of the right of use and the financial expenses recognized monthly.

IAS 36 – Impairment of Assets will also be applied to determine whether the right of use asset has impairment problems and to account for any identified impairment loss.

In accordance with the guidelines of IFRS 16, the Company uses the discounted cash flow technique in the measurement and remeasurement of lease and right of use liabilities, without considering the inflation projected in the flows to be discounted.